Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Accumulated Deficit	Accumulated Other comprehensive loss	Non- controlling interests	Total
Balance at Jun. 30, 2021	$ 195	$ 493	$ 3,719	$ 17,758	$ (4,694,698)	$ (66,799)	$ 249,828	$ (4,489,504)
Balance (in Shares) at Jun. 30, 2021	1,947,498	4,933,770
Noncontrolling interests arising from acquisition of subsidiaries							1,721,734	1,721,734
Net loss					(12,814,988)		194,858	(12,620,130)
Appropriation of statutory reserve				901,649	(901,649)
Share-based compensation			9,522,187					9,522,187
Accretion of convertible redeemable preferred shares			(3,865,430)					(3,865,430)
Foreign currency translation adjustments						(208,953)	(85,109)	(294,062)
Balance at Jun. 30, 2022	$ 195	$ 493	5,660,476	919,407	(18,411,335)	(275,752)	2,081,311	(10,025,205)
Balance (in Shares) at Jun. 30, 2022	1,947,498	4,933,770
Noncontrolling interests arising from acquisition of subsidiaries							686,636	686,636
Net loss					(5,733,518)		(966,093)	(6,699,611)
Shares allotment in connection with reverse acquisition	$ 149	$ 340	(489)
Shares allotment in connection with reverse acquisition (in Shares)	1,491,288	3,393,569
Conversion of convertible redeemable preferred shares	$ 534	$ 111	69,252,533					69,253,178
Conversion of convertible redeemable preferred shares (in Shares)	5,341,406	1,108,241
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.	$ 65		27,106,382					27,106,447
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd. (in Shares)	653,168
Contribution from a non-controlling investor							27,581	27,581
Acquisition of non-controlling interest through issuance of ordinary shares and cash payment	$ 3		1,023,271				(1,486,074)	(462,800)
Acquisition of non-controlling interest through issuance of ordinary shares and cash payment (in Shares)	25,558
Ordinary shares issued as part of consideration for business combination	$ 36		13,877,569					13,877,605
Ordinary shares issued as part of consideration for business combination (in Shares)	360,926
Class B ordinary shares transferred into Class A ordinary shares	$ 20	$ (20)
Class B ordinary shares transferred into Class A ordinary shares (in Shares)	200,000	(200,000)
Appropriation of statutory reserve				198,421	(198,421)
Share-based compensation			1,480,087					1,480,087
Accretion of convertible redeemable preferred shares			(2,001,777)					(2,001,777)
Foreign currency translation adjustments						(4,185,820)		(4,185,820)
Balance at Jun. 30, 2023	$ 1,002	$ 924	116,398,052	1,117,828	(24,343,274)	(4,461,572)	343,361	89,056,321
Balance (in Shares) at Jun. 30, 2023	10,019,844	9,235,580
Noncontrolling interests arising from acquisition of subsidiaries							(6,133)	(6,133)
Net loss					(81,854,633)		(1,229,446)	(83,084,079)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares	$ 328	$ (328)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares (in Shares)	3,277,890	(3,277,890)
Share-based compensation			16,693,135					16,693,135
Foreign currency translation adjustments						1,752,627		1,752,627
Balance at Jun. 30, 2024	$ 1,330	$ 596	$ 133,091,187	$ 1,117,828	$ (106,197,907)	$ (2,708,945)	$ (892,218)	$ 24,411,871
Balance (in Shares) at Jun. 30, 2024	13,297,734	5,957,690